Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial instruments expected credit loss	$ 0
Percentage change in market price would change the fair value at FVOCI	10.00%
Investments at FVOCI - change in fair value	$ 1,100